Amount Owing to Directors (Tables)	6 Months Ended
Jun. 30, 2025
Amount Owing To Directors
Schedule of Amount Due to Directors
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Amount owing to directors	$1,319,190	$1,259,875
Total amount owing to directors	$1,319,190	$1,259,875